Common Stock Purchase Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Stock Purchase Warrants
Schedule of Warrants and Rights Outstanding

			Issuance Date	Issuance Date
	Number of	Exercise	Fair Value	Fair Value
	Warrants	Price	per Warrant	Total
December 2021 Initial Public Offering	239,584	$120.00	$95.3997	$22,856,242
December 2021 Underwriter Warrants	10,417	$150.00	$92.7969	966,665
September 2023 WFIA Pre-funded Warrants	341,912	$0.0001	$16.9999	5,812,500
September 2023 Public Offering Pre-funded Warrants	260,261	$0.0001	$11.5460	3,006,008
September 2023 Public Offering Series A Warrants	346,261	$11.60	$10.7999	3,739,612
September 2023 Public Offering Series B Warrants	173,131	$11.60	$8.3999	1,454,294
September 2023 Placement Agent Warrants	17,313	$14.40	$10.6000	183,518
Balance- September 30, 2023	1,388,879			$38,018,839

The following table summarizes the Company’s outstanding warrants as of December 31, 2022 and 2021:

			Grant Date	Grant Date
	Number of	Exercise	Fair Value	Fair Value
	Warrants	Price	per Warrant	Total
Balance- January 1, 2021
Underwritten public offering	239,583	$120.00	$95.4000993	$22,856,242
Issuance of underwriter warrants	10,417	$150.00	$92.7968705	966,665
Balance- December 31, 2021	250,000			$23,822,907

Fair Value of the Warrants to Additional Paid in Capital

		Percent
	Fair	of Total	Amount
	Value	Fair Value	Allocated

Common Stock and Pre-Funded Warrants	$3,999,480	42.7%	$1,707,778
Series A, B and Placement Agent Warrants	5,377,424	57.3%	2,291,702
Total	$9,376,904	100%	$3,999,480

		Percent
	Fair	of Total	Amount
	Value	Fair Value	Allocated

Common Stock	$25,000,000	51.2%	$12,800,000
Common Stock Purchase Warrants	23,822,907	48.8%	12,200,000
Total	$48,822,907	100%	$25,000,000